Quarterly Report
February 29, 2020
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace – 4.8%
CACI International, Inc., “A” (a)	18,234	$4,467,695
Curtiss-Wright Corp.	2,427	291,094
Huntington Ingalls Industries, Inc.	17,906	3,680,220
Leidos Holdings, Inc.	52,338	5,372,496
		$13,811,505
Alcoholic Beverages – 1.1%
Molson Coors Beverage Co.	62,520	$3,101,617
Apparel Manufacturers – 1.3%
Deckers Outdoor Corp. (a)	2,765	$480,557
Skechers USA, Inc., “A” (a)	96,364	3,187,721
		$3,668,278
Automotive – 2.7%
Copart, Inc. (a)	53,838	$4,548,234
Lear Corp.	28,406	3,158,747
		$7,706,981
Biotechnology – 1.3%
Incyte Corp. (a)	48,434	$3,652,408
Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp.	52,616	$2,408,760
Business Services – 4.8%
Fidelity National Information Services, Inc.	28,315	$3,956,172
Fiserv, Inc. (a)	57,913	6,333,366
Global Payments, Inc.	2,224	409,149
Jones Lang LaSalle, Inc.	21,250	3,140,112
		$13,838,799
Cable TV – 1.5%
Cable One, Inc.	2,679	$4,214,121
Chemicals – 2.0%
CF Industries Holdings, Inc.	30,179	$1,112,398
Eastman Chemical Co.	57,423	3,532,089
Huntsman Corp.	54,616	1,034,427
		$5,678,914
Computer Software – 4.0%
Cadence Design Systems, Inc. (a)	48,765	$3,225,317
Manhattan Associates, Inc. (a)	19,914	1,341,407
Okta, Inc. (a)	26,302	3,368,234
Paylocity Holding Corp. (a)	5,581	722,851
VeriSign, Inc. (a)	15,877	3,012,661
		$11,670,470
Computer Software - Systems – 2.6%
Hewlett Packard Enterprise	183,014	$2,340,749
ServiceNow, Inc. (a)	11,617	3,788,188
Western Digital Corp.	24,766	1,375,999
		$7,504,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.6%
Eagle Materials, Inc.	26,540	$2,094,802
Meritage Homes Corp. (a)	20,037	1,271,548
Pulte Homes, Inc.	62,485	2,511,897
Taylor Morrison Home Corp. (a)	65,702	1,479,609
Toll Brothers, Inc.	82,217	3,044,496
		$10,402,352
Containers – 0.6%
Sealed Air Corp.	62,314	$1,888,737
Electrical Equipment – 1.6%
AMETEK, Inc.	15,613	$1,342,718
HD Supply Holdings, Inc. (a)	58,329	2,217,669
Hubbell, Inc.	8,255	1,099,896
		$4,660,283
Electronics – 2.6%
Amkor Technology, Inc. (a)	46,537	$485,614
Analog Devices, Inc.	3,348	365,099
Cirrus Logic, Inc. (a)	29,620	2,033,117
Lam Research Corp.	15,227	4,468,059
Silicon Laboratories, Inc. (a)	3,515	311,710
		$7,663,599
Energy - Independent – 1.4%
Marathon Petroleum Corp.	67,984	$3,223,801
WPX Energy, Inc. (a)	83,595	779,942
		$4,003,743
Food & Beverages – 2.3%
Ingredion, Inc.	9,457	$787,768
J.M. Smucker Co.	36,867	3,796,933
Tyson Foods, Inc., “A”	32,310	2,191,587
		$6,776,288
Gaming & Lodging – 1.7%
Marriott International, Inc., “A”	29,529	$3,661,596
MGM Resorts International	46,583	1,144,078
		$4,805,674
Insurance – 6.0%
Ameriprise Financial, Inc.	6,156	$869,843
Equitable Holdings, Inc.	141,140	3,020,396
Everest Re Group Ltd.	17,235	4,272,212
Hartford Financial Services Group, Inc.	71,271	3,559,986
Lincoln National Corp.	58,348	2,648,416
Reinsurance Group of America, Inc.	24,774	3,023,171
		$17,394,024
Leisure & Toys – 4.2%
Brunswick Corp.	71,885	$3,824,282
Electronic Arts, Inc. (a)	39,726	4,027,024
Take-Two Interactive Software, Inc. (a)	40,862	4,391,848
		$12,243,154
Machinery & Tools – 4.5%
AGCO Corp.	62,164	$3,756,570
Allison Transmission Holdings, Inc.	43,159	1,752,255
Cummins, Inc.	3,286	497,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
ITT, Inc.	9,885	$594,583
Regal Beloit Corp.	52,803	4,099,625
Roper Technologies, Inc.	2,059	724,150
Timken Co.	24,815	1,112,705
United Rentals, Inc. (a)	4,106	543,963
		$13,080,990
Major Banks – 1.6%
State Street Corp.	66,196	$4,508,610
Medical & Health Technology & Services – 8.0%
AmerisourceBergen Corp.	31,643	$2,668,138
Chemed Corp.	4,616	1,927,734
IDEXX Laboratories, Inc. (a)	14,293	3,637,711
McKesson Corp.	35,154	4,916,638
PRA Health Sciences, Inc. (a)	28,180	2,654,556
Premier, Inc., “A” (a)	130,030	3,826,783
Universal Health Services, Inc.	27,789	3,438,611
		$23,070,171
Medical Equipment – 2.0%
Envista Holdings Corp. (a)	62,526	$1,586,910
PerkinElmer, Inc.	41,879	3,620,021
STERIS PLC	4,431	702,845
		$5,909,776
Metals & Mining – 0.1%
Commercial Metals Co.	23,210	$423,815
Natural Gas - Distribution – 1.8%
Sempra Energy	36,870	$5,153,689
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	100,674	$710,758
Network & Telecom – 0.8%
Juniper Networks, Inc.	108,650	$2,305,553
Oil Services – 0.5%
Baker Hughes Co.	16,510	$265,646
Patterson-UTI Energy, Inc.	186,294	1,067,464
		$1,333,110
Other Banks & Diversified Financials – 5.4%
Bank OZK	130,575	$3,315,299
Discover Financial Services	17,965	1,178,145
East West Bancorp, Inc.	88,942	3,445,613
Navient Corp.	133,384	1,497,902
Northern Trust Corp.	15,316	1,344,132
OneMain Holdings, Inc.	40,634	1,493,300
Synchrony Financial	113,366	3,298,951
		$15,573,342
Pharmaceuticals – 1.2%
United Therapeutics Corp. (a)	5,445	$560,617
Zoetis, Inc.	21,790	2,903,082
		$3,463,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.5%
Kansas City Southern Co.	29,144	$4,391,418
Real Estate – 8.7%
Brixmor Property Group, Inc., REIT	210,896	$3,840,416
Lexington Realty Trust, REIT	107,293	1,112,628
Life Storage, Inc., REIT	38,412	4,145,039
Medical Properties Trust, Inc., REIT	124,153	2,623,353
Spirit Realty Capital, Inc., REIT	82,112	3,736,096
STAG Industrial, Inc., REIT	77,654	2,172,759
STORE Capital Corp., REIT	103,745	3,409,061
Sun Communities, Inc., REIT	27,769	4,245,325
		$25,284,677
Restaurants – 2.9%
Aramark	29,290	$1,017,534
Chipotle Mexican Grill, Inc., “A” (a)	5,488	4,245,407
U.S. Foods Holding Corp. (a)	92,481	3,111,061
		$8,374,002
Specialty Chemicals – 0.1%
Corteva, Inc.	14,210	$386,512
Specialty Stores – 2.6%
AutoZone, Inc. (a)	1,421	$1,467,197
Best Buy Co., Inc.	10,503	794,552
Burlington Stores, Inc. (a)	4,695	1,015,340
Ross Stores, Inc.	39,400	4,285,932
		$7,563,021
Utilities - Electric Power – 5.1%
AES Corp.	237,854	$3,979,297
NRG Energy, Inc.	88,552	2,940,812
Vistra Energy Corp.	129,761	2,495,304
Xcel Energy, Inc.	86,492	5,390,182
		$14,805,595
Total Common Stocks		$283,433,381
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 1.61% (v)	5,513,321	$5,513,872

Other Assets, Less Liabilities – 0.2%		583,372
Net Assets – 100.0%		$289,530,625
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,513,872 and $283,433,381, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$283,433,381	$—	$—	$283,433,381
Mutual Funds	5,513,872	—	—	5,513,872
Total	$288,947,253	$—	$—	$288,947,253
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,166,093	$43,824,061	$43,476,750	$149	$319	$5,513,872

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,264	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.